Investments - Summarized Financial Information of the Company's Equity Investees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Current	R$ 8,537	R$ 8,286
Cash and cash equivalents	1,030	995
Non-current	33,703	33,750
Total assets	42,240	42,036
Liabilities
Current	8,663	11,447
Suppliers	2,343	1,940
Non-current	19,247	17,655
Equity	14,330	12,934	R$ 12,988	R$ 11,285
Total liabilities	27,910	29,102
Statement of income
Net sales revenue	21,712	18,773	21,868
Cost of sales	(17,488)	(14,430)	(15,783)
Depreciation and amortization	(787)	(802)	(811)
GROSS PROFIT	4,224	4,343	6,085
General and administrative expenses	(763)	(667)	(674)
Net Finance income (expenses)	(996)	(1,437)	(1,341)
Provision for loss	(854)	(704)	(1,401)
Finance income	804	1,041	863
Finance expenses	1,800	2,478	2,204
Income before income tax and social contribution tax	1,646	367	3,362
Net income (loss) for the year	1,002	334	2,469
Comprehensive income (loss) for the year	700	(220)	2,162
Parati [member]
Assets
Current		12
Cash and cash equivalents		8
Non-current		1,327
Total assets		1,339
Liabilities
Equity		1,339
Total liabilities		1,339
Statement of income
General and administrative expenses		(6)
Finance income		4
Finance expenses		60
Income before income tax and social contribution tax		(62)
Net income (loss) for the year		(62)
Comprehensive income (loss) effects		1
Comprehensive income (loss) for the year		(61)
Transleste [member]
Assets
Current		50	47
Cash and cash equivalents		3	8
Non-current		123	128
Total assets		173	175
Liabilities
Current		28	18
Loans and financings - Current		18	6
Non-current		63	84
Equity		82	73
Total liabilities		173	175
Statement of income
Net sales revenue		34	33
Cost of sales		(2)	(4)
GROSS PROFIT		32	29
Net Finance income (expenses)			(9)
Finance income		2	2
Finance expenses		11	11
Income before income tax and social contribution tax		23	20
Income and Social Contribution taxes		(2)	(2)
Net income (loss) for the year		21	18
Comprehensive income (loss) for the year		21	18
Transirape [member]
Assets
Current		41	34
Cash and cash equivalents		2	6
Non-current		122	114
Total assets		163	148
Liabilities
Current		33	20
Loans and financings - Current		19	3
Non-current		32	49
Equity		98	79
Total liabilities		163	148
Statement of income
Net sales revenue		45	34
Cost of sales		(19)	(13)
GROSS PROFIT		26	21
General and administrative expenses		(1)
Net Finance income (expenses)			(5)
Finance income		1	1
Finance expenses		5	6
Income before income tax and social contribution tax		21	16
Income and Social Contribution taxes		(2)	(1)
Net income (loss) for the year		19	15
Comprehensive income (loss) for the year		19	15
Centroeste [member]
Assets
Current	56	61	58
Cash and cash equivalents	17	20	16
Non-current	1	1	1
Total assets	57	62	59
Liabilities
Current	4	5	4
Loans and financings - Current	3	3	2
Non-current	13	15	21
Equity	40	42	34
Total liabilities	57	62	59
Statement of income
Net sales revenue	15	13	14
Cost of sales	(4)	(2)	(4)
Depreciation and amortization	(1)	(1)	(1)
GROSS PROFIT	11	11	10
Net Finance income (expenses)			(3)
Finance income	2	4	2
Finance expenses	2	3	5
Income before income tax and social contribution tax	11	12	7
Income and Social Contribution taxes	(1)	(1)	(1)
Net income (loss) for the year	10	11	6
Comprehensive income (loss) for the year	10	11	6
Transudeste [member]
Assets
Current		32	32
Cash and cash equivalents		4	6
Non-current		78	81
Total assets		110	113
Liabilities
Current		22	17
Loans and financings - Current		19
Non-current		3	23
Equity		85	73
Total liabilities		110	113
Statement of income
Net sales revenue		22	22
Cost of sales		(1)	(2)
GROSS PROFIT		21	20
General and administrative expenses		(1)
Net Finance income (expenses)			(5)
Finance income		1	1
Finance expenses		4	6
Income before income tax and social contribution tax		17	15
Income and Social Contribution taxes		(1)	(1)
Net income (loss) for the year		16	14
Comprehensive income (loss) for the year		16	14
Luce [member]
Assets
Current		6
Non-current		437
Total assets		443
Liabilities
Equity		443
Total liabilities		443
Statement of income
General and administrative expenses		(1)
Finance expenses		41
Income before income tax and social contribution tax		(42)
Net income (loss) for the year		(42)
Comprehensive income (loss) for the year		(42)
Rio Minas Energia Participacoes SA [member]
Assets
Current		3
Non-current		437
Total assets		440
Liabilities
Equity		440
Total liabilities		440
Statement of income
General and administrative expenses		(1)
Finance income		1
Finance expenses		41
Income before income tax and social contribution tax		(41)
Net income (loss) for the year		(41)
Comprehensive income (loss) for the year		(41)
Light SA [member]
Assets
Current		3,612
Cash and cash equivalents		668
Non-current		10,718
Total assets		14,330
Liabilities
Current		4,871
Suppliers		1,342
Loans and financings - Current		15,568
Non-current		6,105
Equity		3,354
Total liabilities		14,330
Statement of income
Net sales revenue		9,645
Cost of sales		(8,042)
Depreciation and amortization		(452)
GROSS PROFIT		1,603
General and administrative expenses		(753)
Finance income		148
Finance expenses		1,281
Income before income tax and social contribution tax		(283)
Income and Social Contribution taxes		(30)
Net income (loss) for the year		(313)
Comprehensive income (loss) effects		3
Comprehensive income (loss) for the year		(310)
Transmissora Alianca de Energia Eletrica S.A. [member]
Assets
Current		1,955
Cash and cash equivalents		102
Non-current		6,456
Total assets		8,411
Liabilities
Current		1,074
Suppliers		37
Loans and financings - Current		9
Non-current		3,029
Equity		4,308
Total liabilities		8,411
Statement of income
Net sales revenue		1,391
Cost of sales		(149)
Depreciation and amortization		(1)
GROSS PROFIT		1,242
General and administrative expenses		(107)
Finance income		58
Finance expenses		223
Income before income tax and social contribution tax		970
Income and Social Contribution taxes		(108)
Net income (loss) for the year		862
Comprehensive income (loss) for the year		862
Axxiom [member]
Assets
Current	46	66	74
Cash and cash equivalents	3	9	7
Non-current	11	13	14
Total assets	57	79	88
Liabilities
Current	29	32	34
Suppliers	1	1	2
Loans and financings - Current	5	10	5
Non-current	4	8	5
Equity	24	39	49
Total liabilities	57	79	88
Statement of income
Net sales revenue	43	57	66
Cost of sales	(55)	(64)	(59)
Depreciation and amortization	(2)	(2)	(1)
GROSS PROFIT	(12)	(7)	7
General and administrative expenses	(7)	(8)	(6)
Finance income	1	1	1
Finance expenses	1		1
Income before income tax and social contribution tax	(19)	(14)	1
Income and Social Contribution taxes	6	5
Net income (loss) for the year	(13)	(9)	1
Comprehensive income (loss) for the year	(13)	(9)	1
Alianca Norte Energia Participacoes S A [member]
Assets
Current	1	2
Cash and cash equivalents		2
Non-current	1,065	1,075
Total assets	1,066	1,077
Liabilities
Equity	1,066	1,077
Total liabilities	1,066	1,077
Statement of income
General and administrative expenses	(1)	(2)
Finance expenses		7
Income before income tax and social contribution tax	(1)	(9)
Net income (loss) for the year	(1)	(9)
Comprehensive income (loss) for the year	(1)	(9)
RME [member]
Assets
Current	2
Cash and cash equivalents	1
Non-current	451
Total assets	453
Liabilities
Equity	453
Total liabilities	453
Statement of income
General and administrative expenses	(1)
Finance income	16
Income before income tax and social contribution tax	15
Net income (loss) for the year	15
Comprehensive income (loss) effects	(2)
Comprehensive income (loss) for the year	13
Light [member]
Assets
Current	4,250		3,976
Cash and cash equivalents	342		447
Non-current	11,181		11,818
Total assets	15,431		15,794
Liabilities
Current	5,575		4,399
Suppliers	2,023		1,450
Loans and financings - Current	1,373		1,629
Non-current	6,394		6,838
Equity	3,462		4,557
Total liabilities	15,431		15,794
Statement of income
Net sales revenue	11,315		1,222
Cost of sales			(460)
Depreciation and amortization			(412)
GROSS PROFIT	11,315		762
General and administrative expenses	(9,941)		(91)
Net Finance income (expenses)			(672)
Finance income	136		1,371
Finance expenses	1,212		2,043
Income before income tax and social contribution tax	298		(1)
Income and Social Contribution taxes	(174)		(40)
Net income (loss) for the year	124		(41)
Comprehensive income (loss) effects	(15)		8
Comprehensive income (loss) for the year	109		(33)
Taesa [member]
Assets
Current	1,970		2,082
Cash and cash equivalents	2		132
Non-current	6,608		7,574
Total assets	8,578		9,656
Liabilities
Current	736		1,008
Suppliers	48		34
Loans and financings - Current			628
Non-current	3,495		3,477
Equity	4,347		5,171
Total liabilities	8,578		9,656
Statement of income
Net sales revenue	1,104		1,973
Cost of sales	(209)		(287)
Depreciation and amortization	(1)		(15)
GROSS PROFIT	895		1,686
General and administrative expenses	(124)
Net Finance income (expenses)			(562)
Finance income	368		769
Finance expenses	434		1,331
Income before income tax and social contribution tax	705		1,124
Income and Social Contribution taxes	(58)		(241)
Net income (loss) for the year	647		883
Comprehensive income (loss) for the year	647		883
Itaocara hydroelectric plant [Member]
Assets
Current	5
Cash and cash equivalents	5
Non-current	11
Total assets	16
Liabilities
Current	1
Suppliers	1
Non-current	7
Equity	8
Total liabilities	16
Statement of income
Cost of sales	(4)
GROSS PROFIT	(4)
Income before income tax and social contribution tax	(4)
Net income (loss) for the year	(4)
Comprehensive income (loss) for the year	(4)
Lightger [member]
Assets
Current	51	35	23
Cash and cash equivalents	1	32	14
Non-current	142	152	161
Total assets	193	187	184
Liabilities
Current	31	16	14
Suppliers	20	6	4
Non-current	79	86	94
Equity	83	85	76
Total liabilities	193	187	184
Statement of income
Net sales revenue	42	36	32
Cost of sales	(28)	(17)	(25)
Depreciation and amortization	(11)	(11)	(10)
GROSS PROFIT	14	19	7
General and administrative expenses	(2)	(1)	(1)
Net Finance income (expenses)			(7)
Finance income	4	3	2
Finance expenses	9	10	(9)
Income before income tax and social contribution tax	7	11	(1)
Income and Social Contribution taxes	(3)	(3)	(2)
Net income (loss) for the year	4	8	(3)
Comprehensive income (loss) for the year	4	8	(3)
Amazonia Energia [member]
Assets
Non-current	1,163	1,048	666
Total assets	1,163	1,048	666
Liabilities
Equity	1,163	1,048	666
Total liabilities	1,163	1,048	666
Statement of income
General and administrative expenses	(1)	(1)	(2)
Net Finance income (expenses)			(23)
Finance income	2
Finance expenses		8	(23)
Income before income tax and social contribution tax	1	(9)	(25)
Net income (loss) for the year	1	(9)	(25)
Comprehensive income (loss) for the year	1	(9)	(25)
Alianca Geracao [member]
Assets
Current	622	388	243
Cash and cash equivalents	468	147	70
Non-current	2,398	2,512	3,093
Total assets	3,020	2,900	3,336
Liabilities
Current	448	592	113
Suppliers	44	101	36
Loans and financings - Current	84
Non-current	714	335	274
Equity	1,858	1,973	2,949
Total liabilities	3,020	2,900	3,336
Statement of income
Net sales revenue	920	804	797
Cost of sales	(554)	(314)	(442)
Depreciation and amortization	(127)	(125)	(69)
GROSS PROFIT	366	490	355
General and administrative expenses	(11)	(58)	(69)
Net Finance income (expenses)			(18)
Finance income	30	46	9
Finance expenses	65	58	(27)
Income before income tax and social contribution tax	320	420	268
Income and Social Contribution taxes	(104)	(127)	(30)
Net income (loss) for the year	216	293	238
Comprehensive income (loss) for the year	216	293	238
Hidreletrica Cachoeirao [member]
Assets
Current	51
Cash and cash equivalents	46
Non-current	87
Total assets	138
Liabilities
Current	10
Suppliers	1
Non-current	10
Equity	118
Total liabilities	138
Statement of income
Net sales revenue	39
Cost of sales	(17)
Depreciation and amortization	(4)
GROSS PROFIT	22
Finance income	4
Finance expenses	2
Income before income tax and social contribution tax	24
Income and Social Contribution taxes	(3)
Net income (loss) for the year	21
Comprehensive income (loss) for the year	21
Baguari Energia [member]
Assets
Current	29	45	72
Cash and cash equivalents	5	11	9
Non-current	209	220	220
Total assets	238	265	292
Liabilities
Current	18	12	16
Suppliers	10	6	6
Non-current	6	5	6
Equity	214	248	270
Total liabilities	238	265	292
Statement of income
Net sales revenue	64	65	59
Cost of sales	(37)	(12)	(46)
Depreciation and amortization	(9)	(9)	(9)
GROSS PROFIT	27	53	13
General and administrative expenses		(1)
Net Finance income (expenses)			9
Finance income	6	15	10
Finance expenses		1	(1)
Income before income tax and social contribution tax	33	66	22
Income and Social Contribution taxes	(11)	(7)	(5)
Net income (loss) for the year	22	59	17
Comprehensive income (loss) for the year	22	59	17
Guanhaes energia [member]
Assets
Current	11	16	2
Cash and cash equivalents	7	1	1
Non-current	42	65	248
Total assets	53	81	250
Liabilities
Current	2	191	212
Non-current		11
Equity	51	(121)	38
Total liabilities	53	81	250
Statement of income
Cost of sales	(1)
GROSS PROFIT	(1)
General and administrative expenses			(86)
Net Finance income (expenses)			(14)
Provision for loss	(22)
Finance income	1
Finance expenses	3	208	(14)
Income before income tax and social contribution tax	(25)	(208)	(100)
Net income (loss) for the year	(25)	(208)	(100)
Comprehensive income (loss) for the year	(25)	(208)	(100)
Madeira Energia [member]
Assets
Current	557	1,520	1,608
Cash and cash equivalents	55	58	300
Non-current	23,594	23,557	23,754
Total assets	24,151	25,077	25,362
Liabilities
Current	2,031	3,131	2,151
Suppliers	203	662	384
Non-current	16,793	15,527	15,569
Equity	5,327	6,419	7,642
Total liabilities	24,151	25,077	25,362
Statement of income
Net sales revenue	2,971	2,803	2,605
Cost of sales	(1,859)	(1,845)	(1,103)
Depreciation and amortization		(673)	(471)
GROSS PROFIT	1,112	958	1,502
General and administrative expenses	(817)	(146)	(816)
Net Finance income (expenses)			(967)
Finance income	115	146	950
Finance expenses	1,551	1,552	(1,917)
Income before income tax and social contribution tax	(1,141)	(594)	(281)
Income and Social Contribution taxes	49	(23)	266
Net income (loss) for the year	(1,092)	(617)	(15)
Comprehensive income (loss) for the year	(1,092)	(617)	(15)
Pipoca [member]
Assets
Current	15	20	13
Cash and cash equivalents	6	17
Non-current	95	98	101
Total assets	110	118	114
Liabilities
Current	18	8	10
Suppliers	6
Non-current	39	45	50
Equity	53	65	54
Total liabilities	110	118	114
Statement of income
Net sales revenue	29	25	22
Cost of sales	(18)	(6)	(11)
Depreciation and amortization	(3)	(3)	(3)
GROSS PROFIT	11	19	11
General and administrative expenses	(1)	(2)	(2)
Net Finance income (expenses)			(3)
Finance income	2	2	2
Finance expenses	5	6	(5)
Income before income tax and social contribution tax	7	13	6
Income and Social Contribution taxes	(2)	(2)	(1)
Net income (loss) for the year	5	11	5
Comprehensive income (loss) for the year	5	11	5
Retiro Baixo [member]
Assets
Current	23	30	10
Cash and cash equivalents	14	19	1
Non-current	366	377	443
Total assets	389	407	453
Liabilities
Current	27	25	25
Suppliers	3	1	6
Non-current	104	118	132
Equity	258	264	296
Total liabilities	389	407	453
Statement of income
Net sales revenue	67	62	53
Cost of sales	(34)	(29)	(40)
Depreciation and amortization	(10)	(9)	(9)
GROSS PROFIT	33	33	13
General and administrative expenses			(11)
Net Finance income (expenses)			(13)
Finance income	3	2	1
Finance expenses	11	15	(14)
Income before income tax and social contribution tax	25	20	(11)
Income and Social Contribution taxes	(3)	(3)	1
Net income (loss) for the year	22	17	(10)
Comprehensive income (loss) for the year	22	17	(10)
Renova [member]
Assets
Current	32	136	551
Cash and cash equivalents		36	66
Non-current	1,679	5,765	8,425
Total assets	1,711	5,901	8,976
Liabilities
Current	395	3,347	1,497
Suppliers	25	547	570
Non-current	536	598	1,898
Equity	780	1,956	5,581
Total liabilities	1,711	5,901	8,976
Statement of income
Net sales revenue		484	458
Cost of sales	(5)	(454)	(5)
Depreciation and amortization	(5)	(93)	(4)
GROSS PROFIT	(5)	30	453
General and administrative expenses		(41)
Net Finance income (expenses)			(355)
Impairment of PP&E		(281)
Finance income	4	16	41
Finance expenses	1,260	424	(396)
Income before income tax and social contribution tax	(1,261)	(1,155)	98
Income and Social Contribution taxes	121	54	(191)
Net income (loss) for the year	(1,140)	(1,101)	(93)
Comprehensive income (loss) effects	(99)	99	54
Comprehensive income (loss) for the year	(1,239)	(1,002)	(39)
Parajuru [Member]
Assets
Current	41	38	21
Cash and cash equivalents	35	18	12
Non-current	121	128	192
Total assets	162	166	213
Liabilities
Current	26	19	18
Suppliers	1	1
Non-current	47	58	66
Equity	89	89	129
Total liabilities	162	166	213
Statement of income
Net sales revenue	21	27	31
Cost of sales	(16)	(17)	(16)
Depreciation and amortization	(10)	(10)	(10)
GROSS PROFIT	5	10	15
General and administrative expenses	(2)	(1)	(5)
Net Finance income (expenses)			(5)
Finance income	3	3	2
Finance expenses	6	7	(7)
Income before income tax and social contribution tax		5	5
Income and Social Contribution taxes		(2)	(1)
Net income (loss) for the year		3	4
Comprehensive income (loss) for the year		3	4
Morgado [Member]
Assets
Current	11	24	31
Cash and cash equivalents	7	17	12
Non-current	136	142	209
Total assets	147	166	240
Liabilities
Current	90	27	28
Suppliers	2	1
Non-current	3	74	85
Equity	54	65	127
Total liabilities	147	166	240
Statement of income
Net sales revenue	14	22	34
Cost of sales	(17)	(17)	(18)
Depreciation and amortization	(10)	(10)	(10)
GROSS PROFIT	(3)	5	16
General and administrative expenses	(1)	(1)	(6)
Net Finance income (expenses)			(8)
Finance income	2	3	2
Finance expenses	8	10	(10)
Income before income tax and social contribution tax	(10)	(3)	2
Income and Social Contribution taxes	(1)	1	(1)
Net income (loss) for the year	(11)	(2)	1
Comprehensive income (loss) for the year	(11)	(2)	1
Voltado Rio [Member]
Assets
Current	16	37	46
Cash and cash equivalents	5	27	20
Non-current	233	245	290
Total assets	249	282	336
Liabilities
Current	126	37	36
Suppliers	1	1	1
Non-current	7	108	126
Equity	116	137	174
Total liabilities	249	282	336
Statement of income
Net sales revenue	22	29	47
Cost of sales	(28)	(27)	(28)
Depreciation and amortization	(17)	(17)	(17)
GROSS PROFIT	(6)	2	19
General and administrative expenses	(3)	(2)	(2)
Net Finance income (expenses)			(11)
Finance income	3	5	3
Finance expenses	12	15	(14)
Income before income tax and social contribution tax	(18)	(10)	6
Income and Social Contribution taxes	(3)	3	(2)
Net income (loss) for the year	(21)	(7)	4
Comprehensive income (loss) for the year	R$ (21)	(7)	4
Parati [member]
Assets
Current			59
Cash and cash equivalents			46
Non-current			1,408
Total assets			1,467
Liabilities
Current			36
Equity			1,431
Total liabilities			1,467
Statement of income
Net Finance income (expenses)			11
Finance income			48
Finance expenses			37
Income before income tax and social contribution tax			11
Net income (loss) for the year			11
Comprehensive income (loss) effects			1
Comprehensive income (loss) for the year			12
Transchile Charrua Transmision SA [Member]
Assets
Current			39
Cash and cash equivalents			36
Non-current			299
Total assets			338
Liabilities
Current			21
Loans and financings - Current			10
Non-current			96
Equity			221
Total liabilities			338
Statement of income
Net sales revenue			28
Cost of sales			(10)
Depreciation and amortization			(9)
GROSS PROFIT			18
Net Finance income (expenses)			(6)
Finance expenses			6
Income before income tax and social contribution tax			12
Net income (loss) for the year			12
Comprehensive income (loss) for the year			12
Alianca Norte [member]
Assets
Current			1
Cash and cash equivalents			1
Non-current			726
Total assets			727
Liabilities
Non-current			4
Equity			723
Total liabilities			727
Statement of income
Net Finance income (expenses)			(27)
Finance expenses			27
Income before income tax and social contribution tax			(27)
Net income (loss) for the year			(27)
Comprehensive income (loss) for the year			(27)
Cachoeirao [Member]
Assets
Current		43	28
Cash and cash equivalents		40	23
Non-current		86	89
Total assets		129	117
Liabilities
Current		9	10
Suppliers		2	2
Non-current		17	24
Equity		103	83
Total liabilities		129	117
Statement of income
Net sales revenue		34	30
Cost of sales		(10)	(14)
Depreciation and amortization		(3)	(3)
GROSS PROFIT		24	16
Net Finance income (expenses)			(1)
Finance income		4	2
Finance expenses		3	3
Income before income tax and social contribution tax		25	15
Income and Social Contribution taxes		(2)	(2)
Net income (loss) for the year		23	13
Comprehensive income (loss) for the year		R$ 23	R$ 13